NET EARNINGS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dilutive effect under:
Weighted average number of shares outstanding - Basic	42,971,152	26,287,106
Dilutive effect under:
Weighted average number of shares outstanding - Diluted	42,971,152	26,287,106